Cover	6 Months Ended
Jun. 30, 2022
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3 (this “Post-Effective Amendment”) to Huahui Education Group Limited’s Registration Statement on Form F-1 (File No. 333-235275) (the “Registration Statement”), as declared effective by the Securities and Exchange Commission (the “SEC”) on October 14, 2020 is being filed pursuant to the undertakings in Item 9.1(b) of the Registration Statement to update and supplement the information contained in the Registration Statement and the prospectus included therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	HUAHUI EDUCATION GROUP LIMITED
Entity Central Index Key	0001680935
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	13th Floor, Building B1, Wisdom Plaza,
Entity Address, Address Line Two	Qiaoxiang Road, Nanshan District
Entity Address, Address Line Three	Shenzhen
Entity Address, City or Town	Guangdong Province
Entity Address, Postal Zip Code	518000
City Area Code	(86)
Local Phone Number	13728708818
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1460 Broadway,
Entity Address, Address Line Two	Suite 16048
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	917
Local Phone Number	808-6808
Contact Personnel Name	GIL Corporate Services Limited